Long-Term Debt, Short-Term Debt, and Financing Arrangements - Senior Credit Facility (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Debt covenant, unrestricted cash and cash equivalents	$ 250,000,000
Leverage Ratio Required Each Quarter Thereafter	3.50
Interest coverage required (minimum)	2.75
Excludeable charges not excluded	$ 185,000,000
Leverage Ratio Excluding Excludeable Charges	1.52
Interest Ratio Excluding Excludeable Charges	13.76
Tranche Term Facility [Member]
Debt Instrument [Line Items]
Borrowings reduced in basis points to applicable margin, resulting from senior secured leverage ratio below minimum	0.0025
Commitment fee basis points	0.25%
Increase (decrease) in basis points to applicable margin, resulting from senior secured leverage ratio below minimum	0.25%
Tranche Term Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio	250.00%
Tranche Term Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio	150.00%
Tranche Term Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.75%
Tranche Term Facility [Member] | JP Morgan Chase Prime Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.75%
commitment fee [Domain]
Debt Instrument [Line Items]
Borrowings reduced in basis points to applicable margin, resulting from senior secured leverage ratio below minimum	0.0020
Increase (decrease) in basis points to applicable margin, resulting from senior secured leverage ratio below minimum	0.30%
Initial Spread [Member] | Tranche Term Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Initial Spread [Member] | Tranche Term Facility [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Ending Spread [Member] | Tranche Term Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.75%
Ending Spread [Member] | Tranche Term Facility [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.75%